Cover	Jan. 25, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 25, 2023
Entity File Number	001-31298
Entity Registrant Name	LANNETT CO INC
Entity Central Index Key	0000057725
Entity Tax Identification Number	23-0787699
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1150 Northbrook Drive
Entity Address, Address Line Two	Suite 155
Entity Address, City or Town	Trevose
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19053
City Area Code	215
Local Phone Number	333-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false